Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
5. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2014	2015
Advances to suppliers	$2,814,648	$1,885,213
Receivable from sales of property	—	1,301,227
Value-added tax recoverable	1,580,141	1,231,788
Prepaid income tax	28,394	78,185
Interest receivable	656,785	—
Other prepaid expenses	4,245,432	1,818,459
	$9,325,400	$6,314,872